Cash - Cash balances to fund operation and satisfy requirements of the gaming authorities (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Cash And Cash Equivalents [Line Items]
Cash at bank and in hand	€ 14,970,680	€ 6,369,661	€ 1,136,716
Receivables from Payment Service providers (Note 17)	10,116,182	1,861,147	905,816
Liabilities to Players (Note 26)	(9,270,349)	(6,879,992)	(2,410,358)
Net available balance	14,939,216	1,552,260	(346,073)
Gross carrying amount
IFRS Cash And Cash Equivalents [Line Items]
Cash at bank and in hand	€ 14,093,383	€ 6,571,105	€ 1,158,469